Income Taxes - Components of the Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	May 29, 2020	May 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net operating loss				$ 146,382	$ 126,143
Plant, equipment, and mine development				60,840	65,760
Interest expense carryforward				24,369	10,590
Inventories				12,289	17,163
Reorganization costs				7,701	7,437
Assets held-for-sale				3,149	3,106
Asset retirement obligation				927	1,225
Other liabilities				609	490
Stock-based compensation				257	0
Credits and other				(6)	(6)
Valuation allowance	$ (94,200)			(256,517)	(231,908)
Deferred tax asset, net of allowance	$ 94,200	$ 247,900	$ 267,800	$ 256,500	$ 0